Third Quarter Report
September 30, 2023 (Unaudited)
Wanger International
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Wanger International, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Australia 6.3%
carsales.com Ltd.	218,250	3,909,814
IDP Education Ltd.	621,038	8,499,033
Pro Medicus Ltd.	108,857	5,808,631
Total		18,217,478
Brazil 0.9%
TOTVS SA	506,084	2,710,364
Canada 3.6%
Altus Group Ltd.	141,425	4,895,861
Richelieu Hardware Ltd.	107,817	3,157,711
Wheaton Precious Metals Corp.	37,956	1,540,316
Whitecap Resources, Inc.	103,997	878,222
Total		10,472,110
China 1.5%
China Meidong Auto Holdings Ltd.	1,706,000	932,192
Silergy Corp.	372,000	3,526,127
Total		4,458,319
Denmark 1.7%
Netcompany Group AS(a),(b)	130,106	4,931,443
Finland 1.8%
Valmet OYJ(b)	226,505	5,171,235
France 1.5%
Robertet SA	5,178	4,417,873
Germany 7.8%
Amadeus Fire AG	26,008	3,068,778
Eckert & Ziegler Strahlen- und Medizintechnik AG	119,717	4,070,626
Hypoport SE(a)	24,182	3,259,982
Jenoptik AG	112,720	2,848,571
Nemetschek SE	72,912	4,437,319
Washtec AG	141,954	5,027,709
Total		22,712,985
Italy 4.7%
Amplifon SpA	245,973	7,281,065
Carel Industries SpA	233,001	5,577,008
GVS SpA(a)	164,075	885,933
Total		13,744,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 15.5%
Aruhi Corp.	447,000	2,735,703
Avant Group Corp.	975,300	8,480,690
Daiseki Co., Ltd.	303,180	8,105,269
Fuso Chemical Co., Ltd.	177,400	4,654,896
Hikari Tsushin, Inc.	19,800	3,015,453
Hoshizaki Corp.	98,900	3,433,243
Insource Co., Ltd.	267,600	1,851,537
Milbon Co., Ltd.	70,000	1,945,366
Simplex Holdings, Inc.	243,200	4,400,701
Solasto Corp.	1,525,200	6,308,808
Total		44,931,666
Mexico 4.4%
Corporación Inmobiliaria Vesta SAB de CV	2,099,061	6,908,744
Grupo Aeroportuario del Centro Norte SAB de CV	353,118	3,838,658
La Comer SAB de CV	1,031,016	2,160,534
Total		12,907,936
Netherlands 4.0%
BE Semiconductor Industries NV	40,068	3,918,909
IMCD NV	60,303	7,624,397
Total		11,543,306
New Zealand 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	289,545	3,733,128
Norway 0.4%
AutoStore Holdings Ltd.(a),(c)	774,282	1,088,324
South Korea 2.5%
Jeisys Medical, Inc.(a)	563,343	5,016,810
KEPCO Plant Service & Engineering Co., Ltd.	93,280	2,266,337
Total		7,283,147
Sweden 8.3%
AddTech AB, B Shares	464,140	7,407,336
Dometic Group AB	276,738	1,748,408
Munters Group AB	520,213	6,672,678
Sectra AB, Class B(a)	596,557	7,043,789
Sweco AB, Class B	140,549	1,310,786
Total		24,182,997
2	Wanger International | Third Quarter Report 2023

Portfolio of Investments   (continued)
Wanger International, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.9%
Belimo Holding AG, Registered Shares	13,700	6,501,951
Inficon Holding AG	4,002	4,879,119
Kardex Holding AG	13,078	2,851,372
Total		14,232,442
Taiwan 6.8%
Parade Technologies Ltd.	238,000	7,284,700
Sinbon Electronics Co., Ltd.	513,000	5,142,292
Universal Vision Biotechnology Co., Ltd.	273,148	2,845,710
Voltronic Power Technology Corp.	92,495	4,555,098
Total		19,827,800
United Kingdom 14.2%
Auto Trader Group PLC	748,811	5,626,546
Diploma PLC	154,367	5,635,570
Genus PLC	244,269	6,230,275
Intermediate Capital Group PLC	278,494	4,674,649
Porvair PLC	895,091	6,334,183
Rightmove PLC	1,352,453	9,229,543
Safestore Holdings PLC	411,601	3,677,343
Total		41,408,109
United States 2.2%
Inter Parfums, Inc.	46,932	6,304,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Vietnam 1.8%
Asia Commercial Bank JSC	1,830,426	1,640,843
FPT Corp.	901,551	3,436,869
Total		5,077,712
Total Common Stocks (Cost $259,431,681)		279,357,225

Securities Lending Collateral 2.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.222%(d),(e)	7,667,068	7,667,068
Total Securities Lending Collateral (Cost $7,667,068)		7,667,068

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(d),(f)	15,047,764	15,043,249
Total Money Market Funds (Cost $15,040,761)		15,043,249
Total Investments in Securities (Cost $282,139,510)		302,067,542
Obligation to Return Collateral for Securities Loaned		(7,667,068)
Other Assets & Liabilities, Net		(3,699,685)
Net Assets		$290,700,789

At September 30, 2023, securities and/or cash totaling $223,863 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	163	12/2023	USD	7,787,325	—	(266,777)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $7,256,605.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $1,088,324, which represents 0.37% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
Wanger International | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Wanger International, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	3,493,914	52,671,050	(41,123,282)	1,567	15,043,249	(952)	409,692	15,047,764
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger International | Third Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7062_12_B01_(11/23)